PURCHASE AGREEMENT FOR INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2011
PURCHASE AGREEMENT FOR INTELLECTUAL PROPERTY [Abstract]
PURCHASE AGREEMENT FOR INTELLECTUAL PROPERTY

NOTE 7 PURCHASE AGREEMENT FOR INTELLECTUAL PROPERTY.

On November 5, 2008, EcoLiveGreen, Corp. entered into an Intellectual

Property Agreement with the inventor, developer and owner of three (3) patents pending which claim commercial lighting technology having energy savings and being environmentally friendly. Pursuant to this agreement, the Company acquired solely the intellectual property and related rights to these three (3) pending patents. The total consideration for the intellectual property purchased was the issuance of 6,862,500 common shares of EcoLiveGreen, Corp. The issued common shares were allocated, in part, to three (3) individuals involved with facilitating the development of the intellectual property as defined in the

Intellectual Property Agreement. The three (3) individuals receiving common shares are the officer and directors of our Company.